Hedging activities and derivatives	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about hedges [abstract]
Hedging activities and derivatives
54.
Hedging activities and derivatives

Derivatives designated as hedging instruments

The Group uses certain types of derivative financial instruments (viz. forwards contracts, swaps, call options and call spreads) to manage / mitigate its exposure to foreign exchange and interest risk. Further, the Group designates such derivative financial instruments (or its components) as hedging instruments for hedging the exchange rate fluctuation and interest risk attributable to either a recognised item or a highly probable forecast transaction (‘Cash flow hedge’).

The effective portion of changes in the fair value of derivative financial instruments (or its components) that are designated and qualify as cash flow hedges, are recognised in the other comprehensive income and held in hedge reserve - a component of equity. Any gains / (losses) relating to the ineffective portion, are recognised immediately in the statement of profit or loss within finance income / finance costs. The amounts accumulated in equity for highly probable forecast transaction are added to carrying value of non financial asset or non financial liability as basis adjustment, other amounts accumulated in equity are re-classified to the statement of profit or loss in the years when the hedged item affects profit or loss.

At any point of time, when a forecast transaction is no longer expected to occur, the cumulative gains / (losses) that were reported in equity is immediately transferred to the statement of profit or loss.

Cash flow hedges

Hedge has been taken against exposure to foreign currency risk and variable interest outflow on External commercial borrowings, Foreign Letter of Credits and highly probable forecast transactions. Terms of the derivative contracts and their respective impact on OCI and statement of profit or loss is as below:-

Loan

Pay fixed INR and receive USD and pay fixed interest at 4.07% to 9.79% p.a. and receive a variable interest at 3 months LIBOR plus 2.00% p.a. to 6 months LIBOR plus 2.88% p.a. and 3 months SOFR plus 2.25% p.a. and fixed interest at 3.24% to 3.73% p.a. on the notional amount.

Senior secured notes (included in long term interest-bearing loans and borrowings)

Pay fixed INR and receive USD and pay fixed interest in INR at 4.89% to 6.18% p.a. and receive a fixed interest in USD at 4.50% to 5.88% on the notional amount.

The cash flow hedges through Cross Currency Swap (CCS) of USD 685 (March 31, 2022: USD 578), CCS of EURO 39 (March 31, 2022: EURO 41), Coupon Only Swap (COS) of USD 1,255 (March 31, 2022: USD 1,735), Principal Only Swap (POS) of USD 102 (March 31, 2022: USD 159) and Call Spread of USD 400 (March 31, 2022: USD 699), foreign currency call options of USD 855 (March 31, 2022: USD 980) and foreign currency forwards of USD 57 (March 31,2022: USD 709), EUR 18 (March 31, 2022: Nil) and CNH 4,674 (March 31,2022: CNH 2,580) outstanding at the year ended March 31, 2023 were assessed to be highly effective and a mark to market gain of INR 2,249 (March 31, 2022: INR 763, March 31, 2021: INR 4,884) with a deferred tax liability of INR 564 (March 31, 2022: INR 228, March 31, 2021: INR 144) is included in OCI.

- All of the cash flow hedges were fully effective during the years ended March 31, 2023, 2022 and 2021.

- All of the underlying foreign currency and floating interest rate exposure is fully hedged with cash flow hedges as at March 31, 2023 and 2022.

The expiry dates of cash flow hedge deals range between April 28, 2023 to March 31, 2027.

Foreign currency and interest rate risk

Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD / CNH.

	March 31, 2022		March 31, 2023
	Assets	Liabilities	Assets	Liabilities
Derivative contracts designated as hedging instruments - Non-current	—	—	4,216	521
Derivative contracts designated as hedging instruments - Current	3,593	4,209	2,120	1,654

Hedge reserve movement

	For the year ended March 31,
a) Cash flow hedge reserve	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Opening balance (after non-controlling interest)	(300)	(4,061)	668	8
Gain / (loss) recognised on cash flow hedges	(5,104)	1,878	9,606	117
(Gain) / loss reclassified to profit or loss (under head finance costs)	(58)	(212)	(8,086)	(98)
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	—	—	57	1
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(9)	907	—	—
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	106	1,629	(90)	(1)
Income tax relating on cash flow hedges	1,365	411	(336)	(4)
Closing balance	(4,000)	552	1,819	22
Less: Non-controlling interest movement	(61)	116	(140)	(2)
Closing balance (after non-controlling interest)	(4,061)	668	1,679	20

b) Cost of hedge reserve on cash flow hedges

Opening balance (after non-controlling interest)	(785)	(1,161)	(1,996)	(24)
Effective portion of changes in fair value	(2,354)	(6,128)	(5,923)	(72)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	1,773	4,740	4,194	51
Amount transferred to property, plant and equipment	42	—	—	—
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	—	—	1,340	16
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	—	—	12	0
Tax effect	167	338	87	1
Closing balance	(1,157)	(2,211)	(2,286)	(28)
Less: Non-controlling interest movement	(4)	215	(11)	(0)
Closing balance (after non-controlling interest)	(1,161)	(1,996)	(2,297)	(28)

c) Total Hedge reserve movement (a+b)

Opening balance (after non-controlling interest)	(1,085)	(5,222)	(1,328)	(16)
OCI for the year	(4,072)	3,563	861	10
Attributable to non-controlling interests	(65)	331	(151)	(2)
Closing balance (after non-controlling interest)	(5,222)	(1,328)	(618)	(8)